Commitments and Contingencies (Details) (USD $)	Mar. 31, 2015	Jun. 30, 2014
Operating Leased Assets [Line Items]
2015	$ 88,552	$ 262,183
2016	359,468	359,468
2017	370,252	370,252
2018	381,360	381,360
2019	392,855	392,855
Thereafter	335,747	335,747
Operating Leases, Future Minimum Payments Due	$ 1,928,234	$ 2,101,865